UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23306

Collaborative Investment Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Dr. Suite 400 Broadview Heights, OH 44147

(Address of principal executive offices)  (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(440) 922-0066

Date of fiscal year end:

March 31

Date of reporting period:   September 30, 2021

Item 1. Reports to Stockholders.

Semi-Annual Shareholder Report

Trend Aggregation ESG ETF (TEGS)

Trend Aggregation Dividend Stock ETF (TADS)

Trend Aggregation Growth ETF (TAAG)

FOMO ETF (FOMO)

Fat Tail Risk ETF (FATT)

September 30, 2021(Unaudited)

Tuttle Capital Management, LLC

500 West Putnam Avenue, Suite 400

Greenwich, CT 06830

1-866-904-0406

www.tuttleetf.com

www.fomoetf.com

www.fatailrisketf.com

TABLE OF CONTENTS

Expense Examples

1

Portfolios of Investments

Trend Aggregation ESG ETF

2

Trend Aggregation Dividend Stock ETF

4

Trend Aggregation Growth ETF

6

FOMO ETF

8

Fat Tail Risk ETF

11

Statements of Assets and Liabilities

12

Statements of Operations

14

Statements of Changes in Net Assets

16

Financial Highlights

18

Notes to Financial Statements

23

Additional Information

32

Privacy Policy

38

Expense Examples                                               September 30, 2021(Unaudited)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including commissions on trading, as applicable; and (2) ongoing costs, including advisory fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The expense examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period ending September 30, 2021.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid during the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Further, the expenses do not include any brokerage commissions on investors' purchases or redemptions of Fund shares as described in each Fund's prospectus. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value	Ending Account Value 9/30/2021	Expenses Paid During Period	Annualized Expense Ratio
Trend Aggregation ESG ETF	Actual	$ 1,000.00	$ 1,021.50	$ 5.07(a)	1.00%
	Hypothetical	1,000.00	1,020.05	5.06(b)	1.00
The Active Dividend Stock ETF	Actual	1,000.00	990.70	4.99(a)	1.00
	Hypothetical	1,000.00	1,020.05	5.06(b)	1.00
Trend Aggregation Growth ETF	Actual	1,000.00	929.60	4.84(a)	1.00
	Hypothetical	1,000.00	1,020.05	5.06(b)	1.00
FOMO ETF	Actual(e)	1,000.00	956.20	3.11(c)	0.90
	Hypothetical	1,000.00	1,020.56	4.56(d)	0.90
Fat Tail Risk ETF	Actual(e)	1,000.00	957.10	2.94(c)	0.85
	Hypothetical	1,000.00	1,020.81	4.31(d)	0.85

(a)

Expenses are equal to the average account value over the period, multiplied by the Fund's annualized expense ratio, multiplied by 183/365 (to reflect the one half-year period).

(b)

Expenses are equal to the average hypothetical account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of the days in the fiscal year (to reflect the one-half year period).

(c)

Expenses are equal to the funds annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period from May 24, 2021 (commencement of operations) to September 30, 2021, divided by the number of days in the fiscal year.

(d)

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

(e)

Information shown reflects values for the stub period of 129 days from May 24, 2021 (commencement of operations) to September 30, 2021 and has been calculated using expense ratios and rates of returns for the same period.

Semi-Annual Shareholder Report | 1

Portfolio of Investments                                       September 30, 2021(Unaudited)

Trend Aggregation ESG ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Communication Services	1.9
Consumer Discretionary	18.5
Consumer Staples	2.1
Energy	2.1
Financials	25.5
Health Care	14.5
Industrials	16.9
Information Technology	12.4
Materials	4.1
Real Estate	2.0
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks — 99.3%
Communication Services — 1.9%
2,146	Snap, Inc., Class A(a)	158,525
Consumer Discretionary — 18.4%
1,230	Cracker Barrel Old Country Store, Inc.	172,003
1,141	Crocs, Inc.(a)	163,711
7,263	Dana, Inc.	161,529
1,037	Expedia Group, Inc.(a)	169,964
528	Home Depot, Inc. (The)	173,321
412	Lululemon Athletica, Inc.(a)	166,737
724	McDonald's Corp.	174,564
1,439	Ralph Lauren Corp.	159,787
230	Tesla, Inc.(a)	178,360
		1,519,976
Consumer Staples — 2.1%
381	Costco Wholesale Corp.	171,202
Energy — 2.0%
1,663	Chevron Corp.	168,711
Financials — 25.3%
3,976	Bank of America Corp.	168,781
3,935	Citizens Financial Group, Inc.	184,866
901	CME Group, Inc.	174,235
3,670	First Financial Bankshares, Inc.	168,526
2,346	Hartford Financial Services Group, Inc. (The)	164,807
10,960	Huntington Bancshares, Inc.	169,442
1,094	JPMorgan Chase & Co.	179,077
1,118	Marsh & McLennan Cos., Inc.	169,299
8,636	Regions Financial Corp.	184,033
274	SVB Financial Group(a)	177,245

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 2

Portfolio of Investments (Continued)                  September 30, 2021(Unaudited)

Trend Aggregation ESG ETF

Shares		Fair Value ($)
Financials — 25.3% (continued)
5,587	Trustmark Corp.	180,013
2,983	U.S. Bancorp	177,310
		2,097,634
Health Care — 14.4%
432	Anthem, Inc.	161,050
1,262	Catalent, Inc.(a)	167,934
318	Dexcom, Inc.(a)	173,901
2,505	Gilead Sciences, Inc.	174,974
1,616	Horizon Therapeutics PLC(a)	177,017
629	Masimo Corp.(a)	170,277
292	Thermo Fisher Scientific, Inc.	166,828
		1,191,981
Industrials — 16.8%
2,934	Alaska Air Group, Inc.(a)	171,933
8,337	American Airlines Group, Inc.(a)	171,075
1,598	Avis Budget Group, Inc.(a)	186,183
894	Chart Industries, Inc.(a)	170,852
4,097	Delta Air Lines, Inc.(a)	174,573
1,718	General Electric Co.	177,006
589	Old Dominion Freight Line, Inc.	168,442
3,825	Uber Technologies, Inc.(a)	171,360
		1,391,424
Information Technology — 12.3%
309	Intuit, Inc.	166,709
498	Mastercard, Inc., Class A	173,145
364	Palo Alto Networks, Inc.(a)	174,356
624	salesforce.com, Inc.(a)	169,241
268	ServiceNow, Inc.(a)	166,768
770	Visa, Inc., Class A	171,517
		1,021,736
Materials — 4.1%
2,638	Louisiana-Pacific Corp.	161,894
4,973	Mosaic Co. (The)	177,636
		339,530
Real Estate — 2.0%
728	Innovative Industrial Properties, Inc.	168,292
Total Common Stocks (Cost $8,438,086)		8,229,011

Total Investments — 99.3% (Cost $8,438,086)		8,229,011
Other Assets in Excess of Liabilities — 0.7%		60,462
Net Assets — 100.0%		8,289,473

(a) Non-income producing security.

PLC— Public Liability Company

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 3

Portfolio of Investments                                       September 30, 2021(Unaudited)

The Active Dividend Stock ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Communication Services	2.7
Consumer Discretionary	18.6
Consumer Staples	5.3
Energy	16.9
Financials	27.2
Industrials	21.2
Information Technology	2.7
Materials	5.4
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks — 98.5%
Communication Services — 2.6%
14,491	Lumen Technologies, Inc.	179,544
Consumer Discretionary — 18.3%
12,253	Ford Motor Co.(a)	173,502
3,587	General Motors Co.(a)	189,071
555	Home Depot, Inc. (The)	182,184
901	Lowe's Cos., Inc.	182,777
7,906	Macy's, Inc.	178,676
760	McDonald's Corp.	183,244
980	Williams-Sonoma, Inc.	173,783
		1,263,237
Consumer Staples — 5.3%
401	Costco Wholesale Corp.	180,189
2,328	Sysco Corp.	182,748
		362,937
Energy — 16.7%
1,862	Chevron Corp.	188,900
3,253	Exxon Mobil Corp.	191,342
11,335	Kinder Morgan, Inc.	189,635
14,581	Marathon Oil Corp.	199,322
3,260	ONEOK, Inc.	189,047
7,377	Williams Cos., Inc. (The)	191,359
		1,149,605
Financials — 26.8%
1,415	American Financial Group, Inc./OH	178,049
4,446	Bank of America Corp.	188,733
3,384	Bank of New York Mellon Corp. (The)	175,427
4,428	Bank OZK	190,315
2,632	Citigroup, Inc.	184,714
1,586	Cullen/Frost Bankers, Inc.	188,131
10,622	First Horizon Corp.	173,032

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 4

Portfolio of Investments (Continued)                  September 30, 2021(Unaudited)

The Active Dividend Stock ETF

Shares		Fair Value ($)
Financials — 26.8% (continued)
1,149	JPMorgan Chase & Co.	188,080
11,199	People's United Financial, Inc.	195,647
1,961	UMB Financial Corp.	189,648
		1,851,776
Industrials — 20.9%
8,760	American Airlines Group, Inc.(a)	179,755
912	Carlisle Cos., Inc.	181,297
467	Cintas Corp.	177,768
1,805	General Electric Co.	185,969
1,021	Hubbell, Inc.	184,464
768	Nordson Corp.	182,899
1,173	Regal Rexnord Corp.	176,349
2,119	Ryder System, Inc.	175,263
		1,443,764
Information Technology — 2.6%
809	Visa, Inc., Class A	180,205
Materials — 5.3%
828	Albemarle Corp.	181,307
2,040	Sensient Technologies Corp.	185,803
		367,110
Total Common Stocks (Cost $6,974,565)		6,798,178

Total Investments — 98.5% (Cost $6,974,565)		6,798,178
Other Assets in Excess of Liabilities — 1.5%		100,195
Net Assets — 100.0%		6,898,373

(a) Non-income producing security.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 5

Portfolio of Investments                                       September 30, 2021(Unaudited)

Trend Aggregation Growth ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Communication Services	12.2
Consumer Discretionary	25.9
Energy	5.3
Financials	7.3
Health Care	16.1
Industrials	9.7
Information Technology	16.2
Materials	2.5
Real Estate	4.8
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks — 95.7%
Communication Services — 11.7%
1,121	AMC Entertainment Holdings, Inc.(a)	42,665
465	Cardlytics, Inc.(a)	39,032
1,701	Discovery, Inc., Class A(a)	43,172
1,076	DISH Network Corp., Class A(a)	46,763
1,729	Playtika Holding Corp.(a)	47,772
		219,404
Consumer Discretionary — 24.8%
138	Carvana Co.(a)	41,612
642	Chewy, Inc., Class A(a)	43,727
3,246	Designer Brands, Inc., Class A(a)	45,217
874	DraftKings, Inc., Class A(a)	42,092
242	GameStop Corp., Class A(a)	42,464
1,893	Macy's, Inc.	42,782
1,596	Norwegian Cruise Line Holdings, Ltd.(a)	42,629
484	Peloton Interactive, Inc., Class A(a)	42,132
2,034	Petco Health & Wellness Co., Inc.(a)	42,917
1,661	QuantumScape Corp.(a)	40,761
160	Wayfair, Inc., Class A(a)	40,882
		467,215
Energy — 5.0%
1,014	Continental Resources, Inc.	46,796
2,205	Coterra Energy, Inc.	47,981
		94,777
Financials — 7.0%
53	First Citizens BancShares, Inc., Class A	44,688
3,884	GCM Grosvenor, Inc., Class A	44,744
999	Robinhood Markets, Inc., Class A(a)(b)	42,038
		131,470

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 6

Portfolio of Investments (Continued)                  September 30, 2021(Unaudited)

Trend Aggregation Growth ETF

Shares		Fair Value ($)
Health Care — 15.4%
3,190	Cano Health, Inc.(a)	40,449
692	Fate Therapeutics, Inc.(a)	41,015
11,603	OPKO Health, Inc.(a)	42,351
655	OrthoPediatrics Corp.(a)	42,909
6,793	SmileDirectClub, Inc.(a)	36,139
66,649	Sundial Growers, Inc.(a)	45,194
333	Teladoc Health, Inc.(a)	42,228
		290,285
Industrials — 9.3%
2,097	American Airlines Group, Inc.(a)	43,030
2,253	ChargePoint Holdings, Inc.(a)	45,038
225	Chart Industries, Inc.(a)	43,000
1,730	Virgin Galactic Holdings, Inc.(a)	43,769
		174,837
Information Technology — 15.5%
4,889	Cyxtera Technologies, Inc.(a)	45,223
2,629	DatChat, Inc.(a)	35,886
279	Elastic NV(a)	41,568
1,163	KBR, Inc.	45,822
707	LivePerson, Inc.(a)	41,678
963	PagerDuty, Inc.(a)	39,888
1,592	Plantronics, Inc.(a)	40,930
		290,995
Materials — 2.4%
2,053	United States Steel Corp.	45,104
Real Estate — 4.6%
1,013	Iron Mountain, Inc.	44,015
1,509	VICI Properties, Inc.	42,870
		86,885
Total Common Stocks (Cost $1,901,913)		$1,800,972

Total Investments — 95.7% (Cost $1,901,913)		1,800,972
Other Assets in Excess of Liabilities — 4.3%		80,661
Net Assets — 100.0%		$1,881,633

(a) Non-income producing security.

(b) This security or a partial position of this security was on loan as of September 30, 2021. The total value of securities on loan as of September 30, 2021 was $29,456.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 7

Portfolio of Investments                                       September 30, 2021(Unaudited)

FOMO ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Communication Services	6.4
Consumer Discretionary	19.6
Consumer Staples	2.8
Energy	9.5
Financials	23.6
Health Care	5.5
Industrials	8.0
Information Technology	19.3
Materials	0.3
Real Estate	3.4
Exchange-Traded Fund	1.6
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Common Stocks — 88.9%
Communication Services — 5.8%
2,582	AMC Entertainment Holdings, Inc.(a)	98,271
7,845	Lumen Technologies, Inc.	97,200
166	Netflix, Inc.(a)	101,305
1,143	Snap, Inc., Class A(a)	84,433
		381,209
Consumer Discretionary — 17.7%
576	Airbnb, Inc., Class A(a)	96,624
6,372	Aterian, Inc.(a)	69,009
2,381	Big 5 Sporting Goods Corp.	54,858
11,310	Canoo, Inc.(a)	86,974
6,031	ContextLogic, Inc., Class A(a)	32,929
9,257	Ford Motor Co.(a)	131,079
247	Home Depot, Inc. (The)	81,080
4,175	Lucid Group, Inc.(a)	105,961
220	Lululemon Athletica, Inc.(a)	89,034
3,017	Macy's, Inc.	68,184
3,380	Norwegian Cruise Line Holdings, Ltd.(a)	90,280
3,753	QuantumScape Corp.(a)	92,099
123	Tesla, Inc.(a)	95,384
4,157	Weber, Inc., Class A(a)	73,122
		1,166,617
Consumer Staples — 2.5%
221	Costco Wholesale Corp.	99,306
8,316	Coty, Inc., Class A(a)	65,364
		164,670

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 8

Portfolio of Investments (Continued)                  September 30, 2021(Unaudited)

FOMO ETF

Shares		Fair Value ($)
Energy — 8.5%
21,927	Camber Energy, Inc.(a)	83,761
8,749	Clean Energy Fuels Corp.(a)	71,304
5,898	Kinder Morgan, Inc.	98,674
7,756	Liberty Oilfield Services, Inc.(a)	94,080
2,861	Meta Materials, Inc.(a)	16,537
25,164	Tellurian, Inc.(a)	98,391
1,687	Whiting Petroleum Corp.(a)	98,538
		561,285
Financials — 21.4%
9,977	Altimeter Growth Corp., Class A(a)	101,965
2,317	Bank of America Corp.	98,357
6,676	BowX Acquisition Corp., Class A(a)	66,760
8,488	Cerberus Telecom Acquisition Corp.(a)	66,291
1,334	Citigroup, Inc.	93,620
150	Coinbase Global, Inc., Class A(a)	34,122
6,710	Decarbonization Plus Acquisition Corp. III(a)	67,436
6,533	Gores Guggenheim, Inc., Class A(a)	66,767
12,973	IonQ, Inc., Class A(a)	134,919
783	JPMorgan Chase & Co.	128,169
10,116	Katapult Holdings, Inc.(a)	54,930
6,727	Montes Archimedes Acquisition Corp.(a)	62,897
6,621	Petra Acquisition, Inc.(a)	66,740
848	Robinhood Markets, Inc., Class A(a)	35,684
5,985	SoFi Technologies, Inc.(a)	95,042
6,675	Sports Entertainment Acquisition Corp., Class A(a)	66,884
309	Upstart Holdings, Inc.(a)	97,780
6,604	VPC Impact Acquisition Holdings, Class A(a)	66,766
		1,405,129
Health Care — 5.0%
4,039	BriaCell Therapeutics Corp.(a)	32,716
18,174	EyeGate Pharmaceuticals, Inc.(a)	40,891
6,138	LumiraDx, Ltd.(a)	50,761
6,521	NeuroMetrix, Inc.(a)	66,123
7,119	Procaps Group SA(a)	72,614
8,291	Surface Oncology, Inc.(a)	62,763
		325,868
Industrials — 7.3%
4,745	American Airlines Group, Inc.(a)	97,367
4,288	Fuelcell Energy, Inc.(a)	28,687
5,036	Plug Power, Inc.(a)	128,620
5,804	Proterra, Inc.(a)	58,678
4,540	Rocket Lab USA, Inc.(a)	73,230
2,037	Uber Technologies, Inc.(a)	91,258
		477,840
Information Technology — 17.5%
982	Advanced Micro Devices, Inc.(a)	101,048
9,547	Aehr Test Systems(a)	130,317
1,118	Affirm Holdings, Inc.(a)	133,187
8,966	Benson Hill, Inc.(a)	63,928

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 9

Portfolio of Investments (Continued)                  September 30, 2021(Unaudited)

FOMO ETF

Shares		Fair Value ($)
Information Technology — 17.5% (continued)
8,272	DatChat, Inc.(a)	112,913
1,286	Digital Turbine, Inc.(a)	88,413
17,884	Exela Technologies, Inc.(a)	34,695
7,038	Moneylion, Inc.(a)	47,647
1,359	Palantir Technologies, Inc., Class A(a)	32,670
333	salesforce.com, Inc.(a)	90,316
300	Snowflake, Inc., Class A(a)	90,729
681	Unity Software, Inc.(a)	85,976
9,468	Valens Semiconductor, Ltd.(a)	70,063
7,928	Velo3D, Inc.(a)	66,357
		1,148,259
Materials — 0.2%
3,370	TMC the metals Co., Inc. (a)	15,401
Real Estate — 3.0%
7,515	Offerpad Solutions, Inc.(a)	65,531
6,587	Opendoor Technologies, Inc.(a)	135,231
		200,762
Total Common Stocks (Cost $6,058,872)		5,847,040

Exchange-Traded Fund — 1.5%
2,865	Grayscale Bitcoin Trust BTC(a)	96,980
Total Exchange-Traded Fund (Cost $97,972)		96,980

Total Investments — 90.4% (Cost $6,156,844)		5,944,020
Other Assets in Excess of Liabilities — 9.6%		629,793
Net Assets — 100.0%		6,573,813

(a) Non-income producing security.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 10

Portfolio of Investments                                       September 30, 2021(Unaudited)

Fat Tail Risk ETF

Portfolio of Investments Summary Table	Percentage of Fair Value (%)
Exchange-Traded Note	8.5
Exchange-Traded Funds	91.5
Total	100.0

Portfolio holdings and allocations are subject to change. As of September 30, 2021, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the following Portfolio of Investments which are computed using the Fund's total net assets.

Portfolio of Investments
Shares		Fair Value ($)
Exchange-Traded Note — 8.5%
5,450	iPath Series B S&P 500 VIX Short-Term Futures ETN(a)	151,673
Total Exchange-Traded Note (Cost $147,065)		151,673

Exchange-Traded Funds — 90.6%
1,242	Invesco QQQ Trust Series 1	444,586
5	iShares 0-5 Year Investment Grade Corporate Bond ETF	259
2	iShares 1-3 Year Treasury Bond ETF	172
1,010	iShares Core S&P 500 ETF	435,128
5	iShares Short Maturity Bond ETF	251
2	iShares Short Treasury Bond ETF	221
3	iShares Short-Term Corporate Bond ETF	164
2	PIMCO Enhanced Short Maturity Active ETF	204
1,334	ProShares Short Dow30(a)	45,876
7,289	ProShares VIX Short-Term Futures ETF(a)	166,189
542	ProShares Ultrapro Short Dow30(a)	18,217
5	Schwab 1-5 Year Corporate Bond ETF	255
2	SPDR BBG BARCLAYS 1-3 Month T-Bill ETF	183
6	SPDR Portfolio Short Term Corporate Bond ETF	188
1,199	SPDR S&P 500 ETF Trust	514,539
5	SPDR SSGA Ultra Short Term Bond ETF	202
		1,626,634
Total Exchange-Traded Funds (Cost $1,629,935)		1,626,634

Total Investments — 99.1% (Cost $1,777,000)		1,778,307
Other Assets in Excess of Liabilities — 0.9%		16,296
Net Assets — 100.0%		1,794,603

(a) Non-income producing security.

ETF — Exchange-Traded Fund

ETN — Exchange-Traded Note

S&P — Standard and Poor's

SPDR — Standard & Poor's Depositary Receipts

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 11

Statements of Assets & Liabilities                       September 30, 2021(Unaudited)

	Trend Aggregation ESG ETF	The Active Dividend Stock ETF	Trend Aggregation Growth ETF
Assets:
Investments, at value (Cost $8,438,086, $6,974,565 and $1,871,113)	$8,229,011	$6,798,178	$1,800,972	(a)
Cash	375,981	100,612	21,885
Collateral from securities loaned (Cost $30,800)	—	—	30,800
Dividends and interest receivable	3,275	7,583	1,464
Receivable for investments sold	342,271	355,847	128,687
Receivable due from Advisor	—	—	14,271
Prepaid expenses	9,795	12,002	881
Total Assets	8,960,333	7,274,222	1,998,960
Liabilities:
Payable for investments purchased	656,432	351,798	72,866
Upon return of securities loaned	—	—	30,800
Accrued expenses:
Administration	4,303	8,074	100
Custodian	98	2,553	2,065
Exchange Listing Fee	1,764	2,521	2,521
Fund accounting	2,100	3,361	3,339
Insurance	—	90	—
Trustee	784	1,120	784
Other	5,379	6,332	4,852
Total Liabilities	670,860	375,849	117,327
Net Assets	$8,289,473	$6,898,373	$1,881,633
Net Assets consist of:
Paid in Capital	$6,519,387	$2,314,822	$1,671,723
Total Distributable Earnings/(Deficit)	1,770,086	4,583,551	209,910
Net Assets	$8,289,473	$6,898,373	$1,881,633

Net Assets:	$8,289,473	$6,898,373	$1,881,633
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value):	300,000	250,000	75,000
Net Asset Value (offering and redemption price per share):	$27.63	$27.59	$25.09

(a)

Includes securities on loan of $29,456.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 12

Statements of Assets & Liabilities (Continued)      September 30, 2021(Unaudited)

	FOMO ETF	Fat Tail Risk ETF
Assets:
Investments, at value (Cost $6,156,844 and $1,777,000)	$5,944,020	$1,778,307
Cash	125,680	31,717
Dividends and interest receivable	1,650	2,423
Receivable for investments sold	1,680,408	175,272
Receivable due from Advisor	8,876	4,542
Prepaid expenses	56	83
Total Assets	7,760,690	1,992,344
Liabilities:
Payable for investments purchased	1,182,757	193,598
Accrued expenses:
Administration	100	100
Custodian	1,000	1,200
Exchange Listing Fee	1,145	2,521
Fund accounting	1,549	1,372
Trustee	864	864
Other	(538)	(1,914)
Total Liabilities	1,186,877	197,741
Net Assets	$6,573,813	$1,794,603
Net Assets consist of:
Paid in Capital	$7,031,435	$1,862,303
Total Distributable Earnings/(Deficit)	(457,622)	(67,700)
Net Assets	$6,573,813	$1,794,603

Net Assets:	$6,573,813	$1,794,603
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value):	275,000	75,000
Net Asset Value (offering and redemption price per share):	$23.90	$23.93

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 13

Statements of Operations                                                       For the period ended

                                                                              September 30, 2021(Unaudited)

	Trend Aggregation ESG ETF	The Active Dividend Stock ETF	Trend Aggregation Growth ETF
Investment Income:
Dividend income	$53,808	$221,273	$23,095
Securities lending income	193	153	1,447
Interest income	—	27	—
Total Investment Income	54,001	221,453	24,542
Expenses:
Advisory	53,917	147,153	22,457
Administration	7,486	14,715	3,267
Custodian	18,723	11,426	16,192
Exchange Listing Fee	3,510	5,014	5,014
Fund accounting	20,420	20,343	22,028
Printing	664	3,541	917
Professional Fees	7,663	10,576	7,773
Trustee	1,584	2,320	1,584
Other fees	7,250	11,192	7,417
Total Expenses before fee reductions	121,217	226,280	86,649
Expenses contractually waived or reimbursed by the Advisor	(46,566)	(79,911)	(55,629)
Total Net Expenses	74,651	146,369	31,020
Net Investment Income (Loss)	(20,650)	75,084	(6,478)
Realized and Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	1,238,895	1,537,373	(78,280)
Net realized gains from in-kind transactions	123,766	(341,976)	81,747
Change in unrealized depreciation on investments	(485,435)	(164,716)	(105,302)
Net Realized and Unrealized Gains (Losses) from Investment Transactions:	877,226	1,030,681	(101,835)
Change in Net Assets Resulting From Operations	$856,576	$1,105,765	$(108,313)

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 14

Statements of Operations (Continued)                                   For the period ended

                                                                              September 30, 2021(Unaudited)

	FOMO ETF(a)	Fat Tail Risk ETF(a)
Investment Income:
Dividend income	$15,318	$8,710
Total Investment Income	15,318	8,710
Expenses:
Advisory	16,052	4,531
Administration	2,623	3,112
Custodian	13,697	2,191
Exchange Listing Fee	1,605	3,534
Fund accounting	6,614	4,942
Printing	1,190	1,196
Professional Fees	4,480	4,480
Trustee	1,286	1,286
Other fees	2,664	4,039
Total Expenses before fee reductions	50,211	29,311
Expenses contractually waived or reimbursed by the Advisor	(32,004)	(24,470)
Total Net Expenses	18,207	4,841
Net Investment Income (Loss)	(2,889)	3,869
Realized and Unrealized Gains (Losses) from Investment Transactions:
Net realized losses from investment transactions	(271,388)	(91,927)
Net realized gains from in-kind transactions	29,479	19,051
Change in unrealized appreciation/depreciation on investments	(212,824)	1,307
Net Realized and Unrealized Gains (Losses) from Investment Transactions:	(454,733)	(71,569)
Change in Net Assets Resulting From Operations	$(457,622)	$(67,700)

(a)

For the period from the commencement of operations on May 24, 2021 through September 30, 2021.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 15

Statements of Changes in Net Assets

	Trend Aggregation ESG ETF		The Active Dividend Stock ETF
	Six Months Ended September 30, 2021 (Unaudited)	For the period May 7, 2020(a) through March 31, 2021	Six Months Ended September 30, 2021 (Unaudited)	For the period May 7, 2020(a) through March 31, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$(20,650)	$(80,087)	$75,084	$96,442
Net realized gains (losses) from investment transactions	1,362,661	2,855,160	1,195,397	8,168,162
Change in unrealized appreciation/ depreciation on investments	(485,435)	276,360	(164,716)	(11,671)
Change in net assets resulting from operations	856,576	3,051,433	1,105,765	8,252,933
Distributions to Shareholders From:
Total Distributions Paid	—	(1,984,919)	(71,726)	(3,538,334)
Change in net assets from distributions	—	(1,984,919)	(71,726)	(3,538,334)
Capital Transactions:
Proceeds from shares issued	1,417,167	18,546,641	—	47,117,447
Cost of shares redeemed	(10,891,199)	(2,706,226)	(29,766,093)	(16,201,619)
Change in net assets from capital transactions	(9,474,032)	15,840,415	(29,766,093)	30,915,828
Change in net assets	(8,617,456)	16,906,929	(28,732,054)	35,630,427
Net Assets:
Beginning of period	16,906,929	—	35,630,427	—
End of period	$8,289,473	$16,906,929	$6,898,373	$35,630,427
Share Transactions:
Issued	50,000	725,000	—	1,875,000
Redeemed	(375,000)	(100,000)	(1,025,000)	(600,000)
Change in shares	(325,000)	625,000	(1,025,000)	1,275,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 16

Statements of Changes in Net Assets (Continued)

	Trend Aggregation Growth ETF		FOMO ETF	Fat Tail Risk ETF
	Six Months Ended September 30, 2021 (Unaudited)	For the period May 7, 2020(a) through March 31, 2021	For the period May 24, 2021(a) through September 30, 2021	For the period May 24, 2021(a) through September 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$(6,478)	$(38,131)	$(2,889)	$3,869
Net realized gains (losses) from investment transactions	3,467	1,487,739	(241,909)	(72,876)
Change in unrealized appreciation/ depreciation on investments	(105,302)	4,361	(212,824)	1,307
Change in net assets resulting from operations	(108,313)	1,453,969	(457,622)	(67,700)
Distributions to Shareholders From:
Total Distributions Paid	—	(1,103,166)	—	—
Change in net assets from distributions	—	(1,103,166)	—	—
Capital Transactions:
Proceeds from shares issued	—	8,420,778	9,596,185	2,480,677
Cost of shares redeemed	(6,106,654)	(674,981)	(2,564,750)	(618,374)
Change in net assets from capital transactions	(6,106,654)	7,745,797	7,031,435	1,862,303
Change in net assets	(6,214,967)	8,096,600	6,573,813	1,794,603
Net Assets:
Beginning of period	8,096,600	—	—	—
End of period	$1,881,633	$8,096,600	$6,573,813	$1,794,603
Share Transactions:
Issued	—	325,000	375,000	100,000
Redeemed	(225,000)	(25,000)	(100,000)	(25,000)
Change in shares	(225,000)	300,000	275,000	75,000

(a) Commencement of operations.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 17

Financial Highlights

Trend Aggregation ESG ETF	Six Months Ended September 30, 2021 (Unaudited)	May 7, 2020(a) through March 31, 2021
Net Asset Value, Beginning of Period	$27.05	$25.00

Net Investment Income (Loss)(b)	(0.04)	(0.13)
Net Realized and Unrealized Gains (Losses) on Investments	0.62	5.23
Total from Investment Activities	0.58	5.10

Distributions from Net Investment Income	—	—
Distributions from Net Realized Gains on Investments	—	(3.05)
Total Distributions	—	(3.05)

Net Asset Value, End of Period	$27.63	$27.05
Net Assets at End of Period (000's)	$8,289	$16,907

Total Return at NAV(c)(d)	2.15%	20.73%
Total Return at Market(d)(e)	2.07%	20.85%

Ratio of Net Expenses to Average Net Assets(f)	1.00%	1.54%
Ratio of Gross Expenses to Average Net Assets(f)(g)	1.62%	1.81%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)	(0.28)%	(0.52)%
Portfolio Turnover(d)(h)(i)	1,442%(i)	3,104%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price.  Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets.  The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f) Annualized for periods less than one year.

(g) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(h) Excludes the impact of in-kind transactions.

(i) The Fund was less active as the market moved in a straight-line requiring less moves to stay in harmony.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 18

Financial Highlights

The Active Dividend Stock ETF	Six Months Ended September 30, 2021 (Unaudited)	May 7, 2020(a) through March 31, 2021
Net Asset Value, Beginning of Period	$27.95	$25.00

Net Investment Income (Loss)(b)	0.07	0.07
Net Realized and Unrealized Gains (Losses) on Investments	(0.33)	5.50
Total from Investment Activities	(0.26)	5.57

Distributions from Net Investment Income	(0.10)	0.00(c)
Distributions from Net Realized Gains on Investments	—	(2.62)
Total Distributions	(0.10)	(2.62)

Net Asset Value, End of Period	$27.59	$27.95
Net Assets at End of Period (000's)	$6,898	$35,630

Total Return at NAV(d)(e)	(0.93)%	23.04%
Total Return at Market(e)(f)	(0.69)%	22.70%

Ratio of Net Expenses to Average Net Assets(g)	1.00%	1.55%
Ratio of Gross Expenses to Average Net Assets(g)(h)	1.55%	1.61%
Ratio of Net Investment Income (Loss) to Average Net Assets(g)	0.51%	0.27%
Portfolio Turnover(e)(i)	1,891%	3,667%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Amount is less than $0.005.

(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(e) Not annualized for periods less than one year.

(f) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price.  Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets.  The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(g) Annualized for periods less than one year.

(h) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(i) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 19

Financial Highlights

Trend Aggregation Growth ETF	Six Months Ended September 30, 2021 (Unaudited)	May 7, 2020(a) through March 31, 2021
Net Asset Value, Beginning of Period	$26.99	$25.00

Net Investment Income (Loss)(b)	(0.03)	(0.13)
Net Realized and Unrealized Gains (Losses) on Investments	(1.87)	6.13
Total from Investment Activities	(1.90)	6.00

Distributions from Net Investment Income	—	—
Distributions from Net Realized Gains on Investments	—	(4.01)
Total Distributions	—	(4.01)

Net Asset Value, End of Period	$25.09	$26.99
Net Assets at End of Period (000's)	$1,882	$8,097

Total Return at NAV(c)(d)	(7.04)%	24.15%
Total Return at Market(d)(e)	(6.61)%	23.91%

Ratio of Net Expenses to Average Net Assets(f)	1.00%	1.54%
Ratio of Gross Expenses to Average Net Assets(f)(g)	2.79%	2.71%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)	(0.21)%	(0.57)%
Portfolio Turnover(d)(h)(i)	1,378%	3,624%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price.  Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets.  The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f) Annualized for periods less than one year.

(g) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(h) Excludes the impact of in-kind transactions.

(i) The Fund was less active as the market moved in a straight-line requiring less moves to stay in harmony.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 20

Financial Highlights

FOMO ETF	May 24, 2021(a) through September 30, 2021
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	(0.01)
Net Realized and Unrealized Gains (Losses) on Investments	(1.09)
Total from Investment Activities	(1.10)

Distributions from Net Investment Income	—
Distributions from Net Realized Gains on Investments	—
Total Distributions	—

Net Asset Value, End of Period	$23.90
Net Assets at End of Period (000's)	$6,574

Total Return at NAV(c)(d)	(4.38)%
Total Return at Market(d)(e)	(4.48)%

Ratio of Net Expenses to Average Net Assets(f)	0.90%
Ratio of Gross Expenses to Average Net Assets(f)(g)	2.48%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)	(0.14)%
Portfolio Turnover(d)(h)	1,285%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price.  Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets.  The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f) Annualized for periods less than one year.

(g) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(h) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 21

Financial Highlights

Fat Tail Risk ETF	May 24, 2021(a) through September 30, 2021
Net Asset Value, Beginning of Period	$25.00

Net Investment Income (Loss)(b)	0.06
Net Realized and Unrealized Gains (Losses) on Investments	(1.13)
Total from Investment Activities	(1.07)

Distributions from Net Investment Income	—
Distributions from Net Realized Gains on Investments	—
Total Distributions	—

Net Asset Value, End of Period	$23.93
Net Assets at End of Period (000's)	$1,795

Total Return at NAV(c)(d)	(4.29)%
Total Return at Market(d)(e)	(4.24)%

Ratio of Net Expenses to Average Net Assets(f)	0.85%
Ratio of Gross Expenses to Average Net Assets(f)(g)	5.15%
Ratio of Net Investment Income (Loss) to Average Net Assets(f)	0.68%
Portfolio Turnover(d)(h)	227%

(a) Commencement of operations.

(b) Calculated based on average shares method.

(c) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value.  This percentage is not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

(d) Not annualized for periods less than one year.

(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.  Market value is determined by the composite closing price.  Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE Arca) or participating regional exchanges or markets.  The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period.  Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.

(f) Annualized for periods less than one year.

(g) If applicable, certain fees were waived and/or reimbursed. If such waivers/reimbursements had not occurred, the ratios would have been as indicated.

(h) Excludes the impact of in-kind transactions.

See notes which are an integral part of the Financial Statements.

Semi-Annual Shareholder Report | 22

Notes to Financial Statements                              September 30, 2021(Unaudited)

(1) Organization

Collaborative Investment Series Trust (the “Trust”) was organized on July 26, 2017 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company and thus is determined to be an investment company for accounting purposes. The Trust is comprised of several funds and is authorized to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The accompanying financial statements are those of the Trend Aggregation ESG ETF, The Active Dividend Stock ETF, Trend Aggregation Growth ETF, FOMO ETF, and Fat Tail Risk ETF (the “Funds”). The Funds are diversified exchange-traded funds whose investment objective is capital appreciation. The Funds’ prospectus provides a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder's interest is limited to the Fund in which shares are held. The Trend Aggregation ESG ETF, The Active Dividend Stock ETF, and Trend Aggregation Growth ETF commenced operations on May 7, 2020. The FOMO ETF and the Fat Tail Risk ETF commenced operations on May 24, 2021.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

(2) Significant Accounting Policies

Shares of the Trend Aggregation ESG ETF, and FOMO ETF are listed and traded on the Cboe BZX Exchange, Inc. (“CBOE”). Shares of the The Active Dividend Stock ETF, Trend Aggregation Growth ETF, and Fat Tail Risk ETF are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the Shares may be different from their net asset value (“NAV”). The Funds issue and redeem Shares on a continuous basis at NAV only in large blocks of Shares, currently 25,000 Shares, called (“Creation Units”). Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Shares of each Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with Foreside Fund Services, LLC (the “Distributor”). Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity

Semi-Annual Shareholder Report | 23

Notes to Financial Statements (Continued)         September 30, 2021(Unaudited)

with generally accepted accounting principles in the United States of America (“GAAP”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including Accounting Standard No. 2013-08. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

A. Investment Valuations

The Funds may hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services in accordance with procedures adopted by the Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds' securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds' investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical assets that the Funds have the ability to access.

• Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 - Significant unobservable pricing inputs at the measurement date (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange-traded funds (“ETFs”) traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were

Semi-Annual Shareholder Report | 24

Notes to Financial Statements (Continued)         September 30, 2021(Unaudited)

no sales on that day may be valued at the last traded price. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

The Funds did not hold any Level 2 or Level 3 investments during the period ended September 30, 2021

The following table provides the fair value measurement as of September 30, 2021, while the breakdown, by category, of investments is disclosed in the Portfolio of Investments for the Fund:

	Level 1	Total Investments
Trend Aggregation ESG ETF
Common Stocks(1)	$8,229,011	$8,229,011
Total Investments	8,229,011	8,229,011
The Active Dividend Stock ETF
Common Stocks(1)	$6,798,178	$6,798,178
Total Investments	6,798,178	6,798,178
Trend Aggregation Growth ETF
Common Stocks(1)	$1,800,972	$1,800,972
Total Investments	1,800,972	1,800,972
FOMO ETF
Common Stocks(1)	$5,847,040	$5,847,040
Exchange-Traded Fund	96,980	96,980
Total Investments	5,944,020	5,944,020
Fat Tail Risk ETF
Exchange-Traded Funds	$1,626,634	$1,626,634
Exchange- Traded Note	151,673	151,673
Total Investments	1,778,307	1,778,307

(1) Please see the Portfolio of Investments for industry classifications.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding, if any, are recorded on the ex-dividend date. Investment income from non-U.S. sources received by a Fund is generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties. The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrue such taxes, as applicable, based on its current interpretation of tax rules in the foreign markets in which it invests.

Semi-Annual Shareholder Report | 25

Notes to Financial Statements (Continued)         September 30, 2021(Unaudited)

C. Cash

Idle cash may be swept into various interest bearing overnight demand deposits and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limit of $250,000. Amounts swept overnight are available on the next business day.

D. Dividends and Distributions to Shareholders

Distributions are recorded on the ex-dividend date. All Funds, except for Active Dividend Stock ETF intend to distribute to its shareholders any net investment income annually. The Active Dividend Stock ETF intends to distribute to its shareholders any net investment income quarterly. All Funds intend to distribute net realized capital gains, if any, at least annually. The amount of dividends from net investment income and net realized gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., distributions and income received from pass-through investments), such amounts are reclassified within the capital accounts based on their nature for federal income tax purposes; temporary differences do not require reclassification.

The Funds may own shares of ETFs that may invest in real estate investments trusts (“REITs”) and master limited partnerships (“MLPs”) which report information on the source of their distributions annually. Distributions received from investments in REITs or MLPs in excess of income from underlying investments are recorded as realized gain and/or as a reduction to the cost of the ETF.

The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction.

E. Allocation of Expenses

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionally among all Funds within the Trust in relation to the net assets of each Fund or on another reasonable basis.

(3) Investment Advisory and Other Contractual Services

A. Investment Advisory Fees

Tuttle Capital Management, LLC (the “Advisor”), serves as the Funds' investment advisor pursuant to an investment advisory agreement. This is pursuant to an investment advisory agreement between the Trust, on behalf of the Funds and the Advisor. Subject at all times to the oversight and approval of the Board, the Advisor is responsible for the overall management of the Funds. Each Fund pays the Advisor a management fee, based on a percentage of each Fund’s average daily net assets, which is calculated daily and paid monthly.

Semi-Annual Shareholder Report | 26

Notes to Financial Statements (Continued)         September 30, 2021(Unaudited)

Fund	Management Fee Rate
Trend Aggregation ESG ETF	0.72%
The Active Dividend Stock ETF	1.00%
Trend Aggregation Growth ETF	0.72%
FOMO ETF	0.80%
Fat Tail Risk ETF	0.80%

The Advisor has contractually agreed to reduce its fees and/or reimburse the expenses for a Fund (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with instruments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, other fees related to underlying investments (such as option fees and expenses or swap fees and expenses), or extraordinary expenses such as litigation (which may include indemnification of Fund officers and Trustees or contractual indemnification of Fund Service providers (other than the Advisor)) in order to limit total annual fund operating expenses after fee waivers and expense reimbursement to a certain percentage of the Funds' average annual daily net assets (“Expense Cap). The Expense Cap for Trend Aggregation ESG ETF, The Active Dividend Stock ETF, and Trend Aggregation Growth ETF is 1.00%. The Expense Cap for FOMO ETF is 0.90%. The Expense Cap for Fat Tail Risk ETF is 0.85%. These fee waivers and expense reimbursements are subject to possible recoupment from the Funds within the three years of the date on which the waiver or reimbursement occurs, if such recoupment can be achieved within the lesser of the foregoing expense limits or the expense limits in place at the time of recoupment. The Expense Cap will remain in effect for the Trend Aggregation ESG ETF, The Active Dividend Stock ETF, the Trend Aggregation Growth ETF, the FOMO ETF, and the Fat Tail Risk ETF until at least July 31, 2022. The Expense Cap may be terminated earlier only upon approval by the Board, on 60 days' written notice to the Advisor. More information about the Funds’ fee waiver and Expense Cap agreement is available in the “Management of the Funds” section of the Funds' prospectus.

As of September 30, 2021, the Advisor may recoup amounts from each Fund as follows:

	Expires 3/31/2025	Expires 3/31/2024	Total
Trend Aggregation ESG ETF	$46,566	$41,630	$88,196
The Active Dividend Stock ETF	$79,911	$21,137	$101,048
Trend Aggregation Growth ETF	$55,629	$78,387	$134,016
FOMO ETF	$32,004	N/A	$32,004
Fat Tail Risk ETF	$24,470	N/A	$24,470

Semi-Annual Shareholder Report | 27

Notes to Financial Statements (Continued)         September 30, 2021(Unaudited)

B. Administration, Custodian, Transfer Agent and Accounting Fees

Citi Fund Services Ohio, Inc. serves as administrator and dividend disbursing agent for the Funds pursuant to a Services Agreement. Citibank, N.A. serves as the Custodian and Transfer Agent of the Funds pursuant to a Global Custodial and Agency Services Agreement.

Collaborative Fund Services LLC (“CFS”), an affiliate of the Advisor, provides the Funds with various management and legal administrative services. For these services, the Funds pay CFS 0.10% of the Funds' average daily net assets, computed daily and paid monthly, and is subject to a minimum monthly fee of $1,000.

C. Distribution and Shareholder Services Fees

Foreside Fund Services, LLC (the “Distributor”) is the principal underwriter and distributor for the Funds' Shares. The Distributor is compensated by the Advisor in accordance with a Distribution Services Agreement between the Advisor and the Distributor.

D. General

Certain trustees and officers of the Trust are officers, directors and/or trustees of the above companies and receive no compensation from the Funds for their services.

E. Securities Lending

For the purpose of achieving income, the Funds may lend portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers’ acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) a Fund may at any time call the loan and obtain the return of securities loaned, (3) a Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the lending Fund. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds.

Cash collateral received in connection with securities lending is held on behalf of the Funds in a demand deposit cash account at Citibank, NA (the “Securities Lending Agent”). Such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the Securities Lending Agent. The Funds pay the Securities Lending Agent a portion of the gross revenues received from securities lending activities. Such fees are netted against “Income from securities lending” on the Statement of Operations. The Trend Aggregation Growth ETF had securities lending transactions of $29,456 accounted

Semi-Annual Shareholder Report | 28

Notes to Financial Statements (Continued)         September 30, 2021(Unaudited)

for as secured borrowings with cash collateral of overnight and continuous maturities as of September 30, 2021.

(4) Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended September 30, 2021 were as follows:

	Purchases ($)	Sales ($)
Trend Aggregation ESG ETF	201,358,484	200,889,773
The Active Dividend Stock ETF	508,592,749	508,333,104
Trend Aggregation Growth ETF	79,532,657	79,493,572
FOMO ETF	69,294,281	69,777,844
Fat Tail Risk ETF	3,598,130	3,579,316

Purchases and sales of in-kind transactions for the period ended September 30, 2021 were as follows:

	Purchases ($)	Sales ($)
Trend Aggregation ESG ETF	1,393,177	10,721,849
The Active Dividend Stock ETF	─	29,266,610
Trend Aggregation Growth ETF	─	5,986,207
FOMO ETF	9,415,691	2,536,805
Fat Tail Risk ETF	2,451,662	606,332

There were no purchases or sale of U.S. government securities during the period ended September 30, 2021.

(5) Capital Share Transactions

Shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail on the Statement of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated basket of securities, which constitutes an optimized representation of the securities of that Fund’s specified universe, and an amount of cash. Investors purchasing and redeeming Creation Units may be charged a transaction fee to cover the transfer and other transactional costs it incurs to issue or redeem Creation Units. The standard transaction fee charge is $250.

From time to time, settlement of securities related to subscriptions-in-kind or redemptions-in-kind may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities payable related to in-kind transactions” on the Statements of Assets and Liabilities. As of September 30, 2021, there were no unsettled in-kind capital transactions.

Semi-Annual Shareholder Report | 29

Notes to Financial Statements (Continued)         September 30, 2021(Unaudited)

(6) Federal Income Taxes

It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Management of the Funds has reviewed the tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including U.S. federal (i.e., all open tax years and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

As of and during the period ended September 30, 2021, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest of penalties.

As of March 31, 2021, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities ($)	Unrealized Appreciation ($)	Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Trend Aggregation ESG ETF	16,333,288	235,762	(231,140)	4,622
The Active Dividend Stock ETF	35,290,763	45,541	(561,842)	(516,301)
Trend Aggregation Growth ETF	8,015,728	67,135	(155,221)	(88,086)

The difference between book-basis and tax-basis unrealized appreciation/depreciation is attributable to activities related to wash sales, publicly traded partnerships, and passive foreign investment companies.

As of March 31, 2021, the components of distributable earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income ($)	Undistributed Long Term Capital Gains ($)	Accumulated Earnings ($)	Accumulated Capital and Other Losses ($)	Unrealized Appreciated (Depreciation) ($)	Total Distributable Earnings (Deficit) ($)
Trend Aggregation ESG ETF	908,888	─	908,888	─	4,622	913,510
The Active Dividend ETF	4,065,814	─	4,065,814	─	(516,301	3,549,513
Trend Aggregation Growth ETF	406,309	─	406,309	─	(88,086)	318,223

Semi-Annual Shareholder Report | 30

Notes to Financial Statements (Continued)         September 30, 2021(Unaudited)

(7) Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of the Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of the Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Market Risk

Overall market risks may also affect the value of the Funds. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, recessions and depressions, or other events could have a significant impact on the Funds and their investments and could result in increased premiums or discounts to the Funds’ NAV, and may impair market liquidity, thereby increasing liquidity risk. The Funds could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been detected globally. This coronavirus has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak and its effects cannot be determined with certainty.

(8) Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were available to be issued. Based upon this evaluation, no additional disclosures or adjustments were required to the financial statements as of September 30, 2021.

Semi-Annual Shareholder Report | 31

Additional Information (Continued)                    September 30, 2021(Unaudited)

Trend Aggregation ESG ETF, Trend Aggregation Dividend Stock ETF and Trend Aggregation Growth ETF -  Review and Approval of Investment Objectives, Investment Policies and Limitations, and Redemption Fee Policy

Nature, Extent and Quality of Service. The Board noted that Tuttle was founded in 2012 and was registered with the SEC as an investment adviser with $430 million in assets under management. The Board further noted that Tuttle currently served as sub-adviser to nine funds including the Tactical Income ETF. The Board reviewed the background information on the key investment personnel who would be responsible for servicing the Fund including Mr. Tuttle, taking into account their education and financial industry experience. They observed that Tuttle used several different quantitative models that incorporated mean reversion, trend aggregation, and intermarket divergences to determine which securities to invest in. They also expressed their satisfaction with Tuttle’s use of a pre-trade and post-trade testing as a method to ensure compliance with the Fund’s investment policies and regulations. The Board expressed its satisfaction with Tuttle’s overall experience, operations, and compliance culture.

Performance.  The Board noted that although the Tuttle ETFs were not operational and without historical performance, Tuttle would implement many of the same successful methods employed by Tuttle for the other funds that it sub-advised. The Board review and considered the performance of other funds sub-advised by Tuttle. The Board acknowledged that the Tuttle ETFs investment objectives were to seek capital appreciation. They discussed each Fund’s strategy, highlighting the Tuttle’s intent to offer a variety of investment strategies that included investments in managed futures and cannabis related industries.  After a discussion, the Board concluded that Tuttle was qualified, and should be allowed the opportunity, to advise the Tuttle ETFs.

Fees and Expenses.

Trend Aggregation ESG ETF

The Board acknowledged the Trend Aggregation ESG ETF (the “ESG ETF”) objective was to seek capital appreciation. The Board compared the proposed advisory fee of 1.00% and net expense ratio of 1.60% to the Fund’s Morningstar peer group and noted that Fund’s advisory fee was within the range of the Fund’s Morningstar category advisory fees. The Board acknowledged that the ESG ETF’s advisory fee and expense ratio were lower than the Morningstar peer group average of 1.36% and 2.06%, respectively. The Board concluded that Tuttle’s fees and expenses with respect to the ESG ETF were reasonable.

Trend Aggregation Dividend Stock ETF

The Board reviewed the investment objective for the Trend Aggregation Dividend Stock ETF (the “Dividend ETF”) and noted the Fund’s proposed advisory fee was 1.00% with a net expense ratio of 1.60%. The Board acknowledged that the Fund’s advisory fee and net expense ratio were both lower than the Fund’s peer group averages of 1.36% and 2.06%, respectively. The Board concluded that Tuttle’s fees and expenses, respect to the Dividend ETF were reasonable.

Semi-Annual Shareholder Report | 32

Additional Information (Continued)                    September 30, 2021(Unaudited)

Trend Aggregation Aggressive Growth ETF

The Board reviewed the investment objective for the Trend Aggregation Aggressive Growth ETF (the “Aggressive ETF”). The Board considered the resources required to achieve the Fund’s investment objective and reviewed the Fund’s Morningstar peer group. The Board noted that the Fund had the same advisory fee of 1.00% and net expense ratio of 1.60% as the other Tuttle ETFs and further noted that both the Fund’s advisory fee and expense ratio were lower than the peer group averages of 1.36% and 2.06%, respectively. The Board concluded that Tuttle’s fees and expenses with respect to the Aggressive ETF were reasonable.

Profitability.

Trend Aggregation ESG ETF

The Board reviewed the profit analysis provided by Tuttle. They noted that because ESG ETF had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They noted that while Tuttle projected making a reasonable profit in terms of actual dollars and percentage in connection with its relationship to the ESG ETF if estimated asset levels were achieved, they agreed that the projected profits were not excessive.

Trend Aggregation Dividend Stock ETF

The Board reviewed the profit analysis provided by Tuttle. They noted that because Dividend ETF had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They noted that while Tuttle projected making a reasonable profit in terms of actual dollars and percentage in connection with its relationship to the Dividend ETF if estimated asset levels were achieved, they agreed that the projected profits were reasonable.

Trend Aggregation Aggressive Growth ETF

The Board reviewed the profit analysis provided by Tuttle. They noted that because Aggressive ETF had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They noted that while Tuttle projected making a reasonable profit in terms of actual dollars and percentage in connection with its relationship to the Aggressive ETF if estimated asset levels were achieved, they agreed that the projected profits were not excessive.

Economies of Scale.

The Board considered whether economies of scale would be realized in connection with the advisory services provided to the Tuttle ETFs. They noted that based

Semi-Annual Shareholder Report | 33

Additional Information (Continued)                    September 30, 2021(Unaudited)

on each Fund’s projected asset size and profit level, the absence of breakpoints was acceptable at this time. The Board discussed Tuttle’s position on breakpoints and agreed to continue to monitor each Fund’s asset levels and revisit the matter as the Funds continue to grow.

Conclusion

.

 Having requested and received such information from Tuttle as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the advisory agreement was in the best interests of the Funds’ and its future shareholders.

Semi-Annual Shareholder Report | 34

Additional Information (Continued)                    September 30, 2021(Unaudited)

Establishment of the FOMO ETF and Fat Tail Risk ETF – Review and Approval of Investment Objectives, Investment Policies and Limitations, and Redemption Fee Policy

Nature, Extent and Quality of Service. The Board noted that Tuttle was founded in 2012 and was registered with the SEC as an investment adviser with $180 million in assets under management as of December 31, 2020. The Board further noted that Tuttle currently served as the adviser or sub-adviser to nine funds. The Board reviewed the background information on the key investment personnel who would be responsible for servicing the FOMO ETF, Fat Tail Risk ETF, the De-SPAC ETF, and Short De-SPAC ETF, taking into account their education and financial industry experience.  They also expressed their satisfaction with Tuttle’s use of a pre-trade and post-trade testing as a method to ensure compliance with the Fund’s investment policies and regulations. The Board expressed its satisfaction with Tuttle’s overall experience, operations, and compliance culture.

Performance.

FOMO ETF

The Board noted that although the FOMO ETF was not operational and without historical performance, Tuttle would implement many of the same successful methods employed by Tuttle for other funds that it advised. The Board review and considered the performance of other funds advised or sub-advised by Tuttle. The Board acknowledged that the FOMO ETF’s investment objective was to seek to provide capital appreciation and that the Fund would invest in individual securities and other ETFs. After a discussion, the Board concluded that Tuttle was qualified, and should be allowed the opportunity, to advise the FOMO ETF.

Fat Tail Risk ETF

The Board noted that the adviser does not manage any other Funds with a similar strategy. They further noted that the noted that although the Fund was not operational and without historical performance, Tuttle would implement many of the same successful methods employed by Tuttle for other funds that it advised. The Board review and considered the performance of other funds advised or sub-advised by Tuttle. The Board acknowledged that the Fund’s investment objective was to seek to provide income and that the Fund would invest in individual securities and other ETFs. After a discussion, the Board concluded that Tuttle was qualified, and should be allowed the opportunity, to advise the Fat Tail Risk ETF.

Fees and Expenses.

FOMO ETF

The Board reviewed the proposed advisory fee of 0.80%. The Board noted that the average advisory fee for the Fund’s peer group was 0.63%. The Board further noted that the Fund’s advisory fee was the highest in the peer group and considered the adviser’s explanation that the higher fee was the result of the adviser’s active

Semi-Annual Shareholder Report | 35

Additional Information (Continued)                    September 30, 2021(Unaudited)

management. The Board concluded that the adviser’s fees and expenses on behalf of the FOMO ETF were not unreasonable.

Fat Tail Risk ETF

The Board acknowledged the proposed advisory fee of 0.80% and noted that the Fund’s peer group had an average advisory fee of 0.90%. The Board considered the average advisory fee charged by the Fund’s peer group, noting that it was higher than the Fund’s proposed advisory fee. The Board concluded that the adviser’s fees and expenses on behalf of the Fat Tail Risk ETF were not unreasonable.

Profitability.  The Board reviewed the profit analysis provided by Tuttle, noting that because the Funds had not yet commenced operations, the profitability analysis provided was an estimate based on projected asset growth over the first 24 months of operations. They noted that while Tuttle projected making a profit in terms of actual dollars and percentage in connection with its relationship to each Fund if estimated asset levels were achieved, they agreed that the projected profits were not excessive.

Economies of Scale.  The Board considered whether economies of scale would be realized in connection with the advisory services provided to the Funds. They noted that based on each Fund’s projected asset size and profit level, the absence of breakpoints was acceptable at this time. The Board discussed Tuttle’s position on breakpoints and agreed to continue to monitor each Fund’s asset levels and revisit the matter as each Fund continues to grow.

Conclusion. Having requested and received such information from Tuttle as the Board believed to be reasonably necessary to evaluate the terms of the investment advisory agreement, and as assisted by the advice of independent counsel, the Board determined that approval of the advisory agreement was in the best interests of the FOMO ETF, the Tail Risk ETF, the De-SPAC ETF, and the Short De-SPAC and their future shareholders.

PORTFOLIO HOLDINGS

Each Fund files a complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-PORT. These filings are available on the SEC’s web site at http://www.sec.gov. You may also obtain copies by calling the Funds at 1-(866)-904-0406, free of charge.

PROXY VOTING

Each Fund’s proxy voting policies, procedures and voting records relating to common stock securities in the Fund’s investment portfolio are available without charge, upon request, by calling the Fund’s toll-free telephone number 1-(866)-904-0406.  Each Fund will send this information within three business days of receipt of the request, by first class mail or other means designed to ensure prompt delivery.

Each Fund’s proxy information is also available on the SEC’s website at http://www.sec.gov. Information regarding how each Fund voted proxies relating to

Semi-Annual Shareholder Report | 36

Additional Information (Continued)                    September 30, 2021(Unaudited)

portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 1-(866)-904-0406 or referring to the SEC’s web site at http://www.sec.gov.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The program is reasonably designed to assess and manage the Funds’ liquidity risk, taking into consideration, among other factors, the Funds’ investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

The Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Funds’ investments and determined that the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Funds’ liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Funds’ liquidity risk management program has been effectively implemented.

Semi-Annual Shareholder Report | 37

PRIVACY NOTICE

COLLABORATIVE INVESTMENT SERIES TRUST

FACTS	WHAT DOES THE COLLABORATIVE INVESTMENT SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●  Social Security number and wire transfer instructions

●   account transactions and transaction history

●   investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Collaborative Investment Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Do we share information?	Can you limit sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For our affiliates to market to you	NO	We don’t share
For non-affiliates to market to you	NO	We don’t share
QUESTIONS?	Call 1-800-595-4866

What we do: Page 2
How does the Collaborative Investment Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Collaborative Investment Series Trust collect my personal information?

We collect your personal information, for example, when you

●  open an account or deposit money

●  direct us to buy securities or direct us to sell

     your securities

●  seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●  sharing for affiliates’ everyday business

     purposes – information about your

     creditworthiness.

●  affiliates from using your information to

     market to you.

●  sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies. • The Collaborative Investment Series Trust does not share with affiliates.
Non-affiliates

Companies not related by common ownership or control.  They can be financial and non-financial companies.

●  The Collaborative Investment Series Trust

    does not share with non-affiliates so they can

    market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Collaborative Investment Series Trust doesn’t jointly market.

This Page Was Left Blank Intentionally

This Page Was Left Blank Intentionally

Investment Advisor

Tuttle Capital Management, LLC

500 West Putnam Avenue, Suite 400

Greenwich, CT 06830

Distributor

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Custodian and Transfer Agent

Citibank, N.A.

388 Greenwich Street

New York, NY 10048

Legal Counsel

Thompson Hine LLP

41 South High Street, Suite 1700

Columbus, OH 43215

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

342 North Water Street, Suite 830

Milwaukee, WI 53202

Administrator, Accountant, Dividend Disbursing Agent

Citi Fund Services Ohio, Inc.

4400 Easton Commons, Suite 200

Columbus, OH 43219

This report is provided for the general information of each Fund’s shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about each Fund.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5.

 Audit Committee of Listed Registrants.

Not applicable.

Item 6.

Investments.

(a) The schedules of investments are included as part of the report to shareholders filed under Item 1of this form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 12. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Collaborative Investment Series Trust

By (Signature and Title)

/s/ Bill McCormick

           Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date

12/8/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Bill McCormick

           Gregory Skidmore, Trustee, President and Principal Executive Officer of the Trust

Date

12/8/21

By (Signature and Title)

/s/ Bill McCormick

           Bill McCormick, Treasurer and Principal Financial Officer of the Trust

Date

12/8/21